Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of capital commitments

	2019 US$m	2018 US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	3,069	1,742
Between 1 and 3 years	851	439
Between 3 and 5 years	133	66
After 5 years	—	36
Total	4,053	2,283

Group's share of joint venture capital commitments
Within 1 year	92	115
Between 1 and 3 years	1	1
Total	93	116

Summary of aggregate amount of minimum lease payments under non-cancellable operating leases
The aggregate amounts of minimum lease payments under non-cancellable operating leases at 31 December 2018, prepared and reported under IAS 17 “Leases”, were as follows:

2018 US$m
Within 1 year	475
Between 1 and 3 years	587
Between 3 and 5 years	270
After 5 years	385
Total(a)	1,717

(a) Operating leases included leases of dry bulk vessels and offices as well as other property, plant and equipment. Leases for dry bulk vessels included costs for crewing services.

Summary of aggregate amount of future payment commitments under purchase obligations outstanding
The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December was:

	2019 US$m	2018 US$m
Within 1 year	2,920	2,804
Between 1 and 2 years	1,705	1,565
Between 2 and 3 years	1,431	1,344
Between 3 and 4 years	1,084	1,097
Between 4 and 5 years	1,082	882
After 5 years	8,697	9,358
Total	16,919	17,050

Summary of indemnities and other performance guarantees

	2019 US$m	2018 US$m
Indemnities and other performance guarantees(a)(b)	204	317

(a)
Indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the guarantees or indemnities being called is assessed as possible rather than probable or remote.

(b)	There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.